Principal Subsidiaries	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Principal Subsidiaries
41.	PRINCIPAL SUBSIDIARIES
Details of the Company’s subsidiaries which principally affected the results, assets and liabilities of the Group as of December 31, 2019 are as follows:

Name of company	Type of legal entity	Date of incorporation	Place of incorporation and operation	Registered /issued capital (in RMB million unless otherwise stated)	Principal activities
China Telecom System Integration Co., Limited	Limited Company	September 13, 2001	PRC	542	Provision of system integration and consulting services
China Telecom Global Limited	Limited Company	February 25, 2000	Hong Kong Special Administrative Region of the PRC	HK$168 million	Provision of telecommunications services
China Telecom (Americas) Corporation	Limited Company	November 22, 2001	The United States of America	US$43 million	Provision of telecommunications services
China Telecom Best Tone Information Service Co., Limited	Limited Company	August 15, 2007	PRC	350	Provision of Best Tone information services
China Telecom (Macau) Company Limited	Limited Company	October 15, 2004	Macau Special Administrative Region of the PRC	MOP60 million	Provision of telecommunications services
Tianyi Telecom Terminals Company Limited	Limited Company	July 1, 2005	PRC	500	Sales of telecommunications terminals
China Telecom (Singapore) Pte. Limited	Limited Company	October 5, 2006	Singapore	S$1,000,001	Provision of international value-added network services
E-surfing Pay Co., Ltd	Limited Company	March 3, 2011	PRC	635	Provision of e-commerce service
Shenzhen Shekou Telecommunications Company Limited	Limited Company	May 5, 1984	PRC	91	Provision of telecommunications services
China Telecom (Australia) Pty Ltd	Limited Company	January 10, 2011	Australia	AUD1 million	Provision of international value-added network services
China Telecom Korea Co.,Ltd	Limited Company	May 16, 2012	South Korea	KRW500 million	Provision of international value-added network services
China Telecom (Malaysia) SDN BHD	Limited Company	June 26, 2012	Malaysia	MYR3,723,500	Provision of international value-added network services
China Telecom Information Technology (Vietnam) Co., Ltd	Limited Company	July 9, 2012	Vietnam	VND10,500 million	Provision of international value-added network services
iMUSIC Culture & Technology Co., Ltd.	Limited Company	June 9, 2013	PRC	250	Provision of music production and related information services
China Telecom (Europe) Limited	Limited Company	March 2, 2006	The United Kingdom of Great Britain and Northern Ireland	GBP16.15 million	Provision of telecommunications services
Zhejiang Yixin Technology Co., Ltd.	Limited Company	August 19, 2013	PRC	11	Provision of instant messenger service
Tianyi Capital Holding Co., Ltd.	Limited Company	November 30, 2017	PRC	5,000	Capital Investment and provision of consulting services
China Telecom Leasing Corporation Limited.	Limited Company	November 30, 2018	PRC	5,000	Provision of finance lease service
China Telecom Group Finance Co., Ltd . (“Finance Company”)	Limited Company	January 8, 2019	PRC	5,000	Provision of capital and financial management services

Except for Shenzhen Shekou Telecommunications Company Limited which is 51% owned by the Company, Zhejiang Yixin Technology Co., Ltd. which is 65% owned by the Company
 and
E-surfing
Pay Co., Ltd, which is 78.74% owned by the Company and Finance
Compa
n
y,

which is 70% owned by the Company, all of the above subsidiaries are directly or indirectly wholly-owned by the Company. No subsidiaries of the Group have material non-controlling
interest.
 None of the subsidiaries had issued any debt securities at the end of the year.